Supplemental Cash Flow Information - Details of Income Taxes Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Taxes [Line Items]
Investing activities - continuing operations	$ (1)
Operating activities	(268)	$ (270)
Total income taxes paid	(314)	(308)
Discontinued operations [member]
Disclosure Of Income Taxes [Line Items]
Operating activities	$ (45)	$ (38)